Convertible Preference Shares of Subsidiary (Details) - Series A CPS Fair values estimated assumptions	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Nov. 26, 2013	Dec. 31, 2012
Convertible Preference Shares of Subsidiary (Details) - Series A CPS Fair values estimated assumptions [Line Items]
Dividend yield	0.00%	0.00%
Series A CPS Derivative Liability [Member]
Convertible Preference Shares of Subsidiary (Details) - Series A CPS Fair values estimated assumptions [Line Items]
Risk-free interest rate			0.07%
Expected remaining term			29 days
Expected volatility			175.31%
Dividend yield			0.00%	0.00%
Minimum [Member]
Convertible Preference Shares of Subsidiary (Details) - Series A CPS Fair values estimated assumptions [Line Items]
Expected remaining term	2 years 306 days	54 days
Expected volatility	107.37%	103.32%
Minimum [Member] | Series A CPS Derivative Liability [Member]
Convertible Preference Shares of Subsidiary (Details) - Series A CPS Fair values estimated assumptions [Line Items]
Risk-free interest rate				0.11%
Expected remaining term				200 days
Expected volatility				123.55%
Maximum [Member]
Convertible Preference Shares of Subsidiary (Details) - Series A CPS Fair values estimated assumptions [Line Items]
Expected remaining term	2 years 339 days	3 years 146 days
Expected volatility	107.49%	123.85%
Maximum [Member] | Series A CPS Derivative Liability [Member]
Convertible Preference Shares of Subsidiary (Details) - Series A CPS Fair values estimated assumptions [Line Items]
Risk-free interest rate				0.15%
Expected remaining term				328 days
Expected volatility				127.94%